Note 5 - Fair Value of Financial Instruments - Financial Instruments at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Notes payable, net of debt discounts		$ 393,915
Liabilities, Fair Value Disclosure	$ 7,622,264	3,896,158
Fair Value, Inputs, Level 2 [Member]
Notes payable, net of debt discounts		413,018
Liabilities, Fair Value Disclosure	7,962,531	4,915,111
Related Party [Member] | Fair Value, Inputs, Level 1 [Member]
Notes payable, net of debt discounts	6,714,288	3,502,243
Related Party [Member] | Fair Value, Inputs, Level 2 [Member]
Notes payable, net of debt discounts	7,008,684	$ 4,502,093
Nonrelated Party [Member] | Fair Value, Inputs, Level 1 [Member]
Notes payable, net of debt discounts	907,976
Nonrelated Party [Member] | Fair Value, Inputs, Level 2 [Member]
Notes payable, net of debt discounts	$ 953,847